Trade accounts payable (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current receivables [abstract]
Schedule of Trade Accounts Payable

	2020	2019

Domestic trade accounts payable	178,050	94,887
Foreign suppliers	156	290
Other	2,285	2,648
	180,491	97,825